PSF PGIM Total Return Bond Portfolio Expense Example, No Redemption - PSF PGIM Total Return Bond Portfolio	Dec. 31, 2025 USD ($)
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 44
Expense Example, No Redemption, 3 Years	138
Expense Example, No Redemption, 5 Years	241
Expense Example, No Redemption, 10 Years	542
Class III
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	69
Expense Example, No Redemption, 3 Years	218
Expense Example, No Redemption, 5 Years	379
Expense Example, No Redemption, 10 Years	$ 847